UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion
After a rough first quarter, 2009 turned out to be a great year for risk assets, including high yield bonds, commercial mortgage-backed securities (“CMBS”), emerging market bonds, and investment-grade corporate bonds. The reason behind the good performance of credit-related spread bonds was the improving prospects for the US economy. For 2010, any pickup in economic activity should result in improving credit quality, and lower default rates. Job growth, unlike prior recoveries, should be quite stubborn, due to the drag from the housing sector, the uncertainty about health care legislation (which has made employers concerned about future labor costs), massive federal debt issuance, and sluggish growth around the globe.

Treasury interest rates finished the year unchanged to 200 basis points higher; higher at the longer maturities. The 5-year Treasury yield stood at 2.68% at year-end 2009 compared to 1.55% at prior year-end.  Following a very tough year in 2008, credit-related bonds were a clear winner in 2009, outperforming Treasury securities by a wide margin. The Barclays Capital Aggregate Bond Index produced an excess return to similar duration Treasuries of +7.46% for all of 2009 compared to -7.10% in 2008. The Barclays Capital Aggregate Bond Index, the fund’s benchmark returned 5.93%.

The Portfolio outperformed its benchmark by a huge margin in 2009. Over the past 3 years the Portfolio has weathered the financial environment quite well as compared to many investment managers running against the same benchmark. Sector and quality positioning were the big contributors to performance last year as lower quality corporate bonds (A-rated and below), emerging market bonds, and CMBS, that were hurt by the sub-prime lending crisis in 2008, rebounded in 2009. The Portfolio’s yield curve positioning had a very slight negative impact on performance last year while duration management had a modest negative impact.

Overall security selection was a modest positive for performance in 2009. Selection was particularly good in the high yield area, investment-grade corporate area, and CMBS area. In the investment-grade corporate area, the Portfolio’s positions in financials such as AXA Financial, Textron Financial, Capital One Bank, AMB Properties, and Morgan Stanley all added to 2009 performance after a rough 2008. In the industrial area, positions in Exelon, Daimler Chrysler, KLA-Tencor, Dell Computer, BHP, Newmont Mining, Rio Tinto, and Wyndham Worldwide also added to performance. There were only two positions that hurt performance: United Health Group and Telefonica.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00
2003	9,980.00	10,017.60
2004	10,317.32	10,452.26
2005	10,500.97	10,706.15
2006	10,965.12	11,169.73
2007	11,697.59	11,948.26
2008	11,924.52	12,574.34
2009	13,483.05	13,320.00

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Since Inception (5/21/03)
13.07%	5.50%	4.59%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2009

Moody’s Rating	% of Portfolio Investments
AAA	51.02%
AA	2.82%
A	15.21%
BAA	17.90%
BA	3.79%
B	4.67%
C	2.84%
Withdrawn Rating	0.20%
Not Rated	1.07%
Preferred Stock	0.02%
Short Term Investments	0.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,066.75	$ 3.65

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.68	$ 3.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.
Financial Reports for the Year Ended December 31, 2009

Maxim Federated Bond Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Federated Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS:
Investments in securities, market value (including $823,151 of securities on loan) (1)	$176,993,826
Cash	13,707,864
Interest receivable	1,809,098
Subscriptions receivable	501,873
Receivable for investments sold	11,649
Variation margin on futures contracts	40,029

Total assets	193,064,339

LIABILITIES:
Due to investment adviser	111,423
Payable upon return of securities loaned	841,953
Redemptions payable	721,828

Total liabilities	1,675,204

NET ASSETS	$191,389,135

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,867,137
Additional paid-in capital	187,416,109
Net unrealized appreciation on investments and futures contracts	4,809,650
Undistributed net investment income	7,469
Accumulated net realized loss on investments and futures contracts	(2,711,230)

NET ASSETS	$191,389,135

NET ASSET VALUE PER OUTSTANDING SHARE	$10.25
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	18,671,367

(1) Cost of investments in securities	$172,481,371

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

INVESTMENT INCOME:
Interest	$9,068,564
Income from securities lending	8,134
Dividends	2,681

Total income	9,079,379

EXPENSES:
Management fees	1,131,053

NET INVESTMENT INCOME	7,948,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,389,972)
Net realized loss on futures contracts	(1,095,674)
Change in net unrealized appreciation on investments	14,038,073
Change in net unrealized appreciation on futures contracts	15,199

Net realized and unrealized gain on investments and futures contracts	11,567,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,515,952

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$7,948,326	$9,298,240
Net realized gain (loss) on investments	(1,389,972)	371,059
Net realized gain (loss) on futures contracts	(1,095,674)	2,181,940
Change in net unrealized appreciation (depreciation) on investments	14,038,073	(10,930,698)
Change in net unrealized appreciation on futures contracts	15,199	230,356

Net increase in net assets resulting from operations	19,515,952	1,150,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,971,473)	(9,328,362)
From net realized gains	(520,059)	(338,492)

Total distributions	(8,491,532)	(9,666,854)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	106,673,206	74,558,949
Reinvestment of distributions	8,491,532	9,666,854
Redemptions of shares	(74,683,310)	(131,757,306)

Net increase (decrease) in net assets resulting from share transactions	40,481,428	(47,531,503)

Total increase (decrease) in net assets	51,505,848	(56,047,460)

NET ASSETS:
Beginning of period	139,883,287	195,930,747

End of period (1)	$191,389,135	$139,883,287

OTHER INFORMATION:

SHARES:
Sold	10,586,778	7,607,934
Issued in reinvestment of distributions	848,427	1,002,478
Redeemed	(7,434,498)	(13,727,596)

Net increase (decrease)	4,000,707	(5,117,184)

(1) Including undistributed net investment income	$7,469

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$9.53	$9.90	$9.71	$9.71	$9.88

Income from Investment Operations

Net investment income	0.48	0.52	0.44	0.42	0.34
Net realized and unrealized gain (loss)	0.75	(0.35)	0.19	0.00	(0.17)

Total Income From Investment Operations	1.23	0.17	0.63	0.42	0.17

Less Distributions

From net investment income	(0.48)	(0.52)	(0.44)	(0.42)	(0.34)
From net realized gains	(0.03)	(0.02)

Total Distributions	(0.51)	(0.54)	(0.44)	(0.42)	(0.34)

Net Asset Value, End of Period	$10.25	$9.53	$9.90	$9.71	$9.71

Total Return ±	13.07%	1.94%	6.68%	4.42%	1.78%

Net Assets, End of Period ($000)	$191,389	$139,883	$195,931	$126,727	$114,270

Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to
Average Net Assets	4.91%	5.00%	4.73%	4.34%	3.52%

Portfolio Turnover Rate	35.56%	72.10%	55.74%	62.84%	32.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.  The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds^	$-	$176,121,781	$-	$176,121,781
Stock^	-	30,092	-	30,092
Short-term investments	841,953	-	-	841,953
Other financial instruments*	40,029	-	-	40,029
Total	$881,982	$176,151,873	$0	$177,033,855

^See Schedule of Investments for values in each industry.

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of December 31, 2009.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2009:

Description	Bonds
Beginning Balance, December 31, 2008	$27,250
Total realized gain (or losses)	-
Total unrealized gain (or losses)§	(8,094)
Purchases, sales and corporate actions	30
Transfers into (out of) Level 3	(19,186)
Ending Balance, December 31, 2009	$0

§Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2009 were $10,596,035, $10,741,232 and 5.61%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2009 were $190,625, $57,250 and 0.03%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolio adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS No. 161).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815, Derivatives and Hedging (ASC topic 815).  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for financial statements issued beginning after November 15, 2008.  The Portfolio adopted these provisions of ASC topic 815 for the fiscal year beginning January 1, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 820 relating to these considerations for the semi-annual period ended June 30, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A).  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $30,727,964 and $20,358,847, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $50,845,674 and $34,251,115, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2009, the U.S. Federal income tax cost basis was $172,484,101.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,606,867 and gross depreciation of securities in which there was an excess of tax cost over value of $3,097,142, resulting in net appreciation of $4,509,725.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts for yield curve management.  Two positions are opened and one of the paired positions is expected to outperform relative to the curve.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2009 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$40,029	-	-

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	($1,095,674)	Change in unrealized appreciation on futures contracts	$15,199

As of December 31, 2009, the Portfolio held 35 U.S. Treasury Bond short futures contracts, 80 U.S. 2 Year Treasury Note short futures contracts, and 25 U.S. 5 Year Treasury Note short futures contracts. The contracts expire in March 2010 and the Portfolio has recorded unrealized appreciation of $168,992, $82,500 and $45,703, respectively, for a total unrealized appreciation of $297,195.  The number of futures contracts held at December 31, 2009 is representative of futures contracts activity during the year ended December 31, 2009.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of December 31, 2009 the Portfolio had securities on loan valued at $823,151 and received collateral of $841,953 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary income	$7,971,473	$9,304,850
Long-term capital gain	520,059	362,004
	$8,491,532	$9,666,854

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-
Net accumulated earnings	0

Net unrealized appreciation on investments	4,509,725
Capital loss carryforwards	(2,411,305)
Cumulative effect of other timing differences	7,469
Tax composition of capital	$2,105,889

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  For the year ended December 31, 2009 the Portfolio reclassified permanent book and tax differences of $30,616 from paid-in capital to undistributed net investment income.  These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2009, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $2,411,305, which expires in the year 2017.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.59%
100,000	Alliant Techsystems Inc	99,000
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	100,000
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd	151,500
	6.38% January 24, 2017
200,000	L-3 Communications Corp	201,250
	6.13% January 15, 2014
300,000	Lockheed Martin Corp	313,435
	4.12% March 14, 2013
250,000	Raytheon Co	270,418
	5.38% April 1, 2013
		$1,135,603

Agency --- 2.25%
2,500,000	Federal Home Loan Bank	2,704,298
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,598,640
	4.13% September 27, 2013
		$4,302,938

Agency - Pass Through --- 29.66%
798,399	Fannie Mae	837,280
	5.50% March 1, 2036
216,806	Fannie Mae	217,438
	4.50% August 1, 2035
524,726	Fannie Mae	563,097
	6.50% June 1, 2036
699,203	Fannie Mae	742,684
	6.00% February 1, 2036
514,471	Fannie Mae	542,026
	5.00% February 1, 2018
628,052	Fannie Mae	673,292
	6.50% August 1, 2037
1,059,242	Fannie Mae	1,113,307
	5.50% July 1, 2033
791,728	Fannie Mae	825,219
	4.50% June 1, 2018
17,361	Fannie Mae	18,612
	6.50% April 1, 2037
5,893,012	Fannie Mae	6,053,535
	5.00% August 1, 2039
7,999,204	Fannie Mae	7,992,538
	4.50% July 1, 2039
3,996,959	Fannie Mae *	4,236,540
	5.53% March 1, 2047
1,186,811	Fannie Mae	1,258,947
	6.00% August 1, 2037
1,832,388	Fannie Mae	1,946,339
	6.00% February 1, 2037
2,034,633	Fannie Mae	2,158,301
	6.00% March 1, 2037
235,462	Freddie Mac	250,693
	6.00% April 1, 2035
178,692	Freddie Mac	190,977
	6.00% November 1, 2033
2,031,100	Freddie Mac	2,135,406
	5.50% August 1, 2035
111,371	Freddie Mac	119,410
	6.50% February 1, 2036
405,874	Freddie Mac	406,424
	4.50% November 1, 2035
505,766	Freddie Mac	506,451
	4.50% May 1, 2035
1,644,499	Freddie Mac	1,745,389
	6.00% July 1, 2038
204,987	Freddie Mac	219,587
	6.00% May 1, 2021
371,756	Freddie Mac	372,260
	4.50% March 1, 2036
535,892	Freddie Mac	584,546
	7.00% August 1, 2037
1,629,885	Freddie Mac	1,710,530
	5.50% August 1, 2036
948,607	Freddie Mac	995,544
	5.50% June 1, 2036
450,410	Freddie Mac	478,420
	6.00% August 1, 2037
4,820,063	Freddie Mac	4,948,347
	5.00% April 1, 2037
6,048,663	Freddie Mac	6,342,880
	5.50% May 1, 2038
1,794,842	Freddie Mac *	1,873,820
	5.19% May 1, 2037
663,874	Freddie Mac *	702,704
	5.92% July 1, 2036
518,817	Freddie Mac	552,628
	5.50% February 1, 2018
2,116,196	Freddie Mac	2,219,131
	5.50% August 1, 2038
172,260	Freddie Mac	177,663
	4.50% July 1, 2021
270,990	Freddie Mac	283,726
	5.00% March 1, 2022
248,068	Freddie Mac	263,727
	6.00% March 1, 2036
139,028	Freddie Mac	143,388
	4.50% April 1, 2021
350,110	Freddie Mac	353,431
	4.00% December 1, 2020
		$56,756,237

Auto Parts & Equipment --- 0.15%
50,000	Affinia Group Inc †	54,188
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc †	50,750
	9.25% January 15, 2017
50,000	Cooper-Standard Automotive Inc ‡ @	12,750
	8.38% December 15, 2014
50,000	Tenneco Inc §	50,437
	8.63% November 15, 2014
50,000	TRW Automotive Inc †	52,000
	8.88% December 1, 2017
75,000	United Components Inc	72,375
	9.38% June 15, 2013
		$292,500

Automobiles --- 0.28%
300,000	DaimlerChrysler NA Holding Corp	304,925
	4.88% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	202,803
	6.50% November 15, 2013
100,000	Motors Liquidation Co ‡ @	25,000
	7.40% September 1, 2025
		$532,728

Banks --- 1.03%
750,000	M&I Marshall & Ilsley Bank	749,288
	4.40% March 15, 2010
250,000	PNC Funding Corp	247,731
	5.63% February 1, 2017
250,000	US Bank NA	265,153
	4.95% October 30, 2014
700,000	Wachovia Bank NA	715,594
	4.80% November 1, 2014
		$1,977,766

Biotechnology --- 0.14%
200,000	Genentech Inc	214,055
	4.75% July 15, 2015
50,000	Talecris Biotherapeutics Holdings Corp †	50,750
	7.75% November 15, 2016
		$264,805

Broadcast/Media --- 2.41%
50,000	Belo Corp	51,375
	8.00% November 15, 2016
36,669	CCH II LLC/CCH II Capital Corp	43,178
	13.50% November 30, 2016
50,000	CCO Holdings LLC/CCO Holdings Capital Corp	51,313
	8.75% November 15, 2013
50,000	Clear Channel Worldwide Holdings Inc †	51,500
	9.25% December 15, 2017
250,000	Cox Communications Inc	277,709
	7.13% October 1, 2012
350,000	Cox Communications Inc	374,973
	5.45% December 15, 2014
100,000	DISH DBS Corp	100,875
	6.63% October 1, 2014
250,000	Grupo Televisa SA	247,938
	6.63% March 18, 2025
500,000	Historic TW Inc	551,481
	6.88% June 15, 2018
75,000	Interpublic Group of Cos Inc	83,250
	10.00% July 15, 2017
75,000	Kabel Deutschland GmbH	78,375
	10.63% July 1, 2014
100,000	Lamar Media Corp	96,000
	6.63% August 15, 2015
50,000	MDC Partners Inc †	52,000
	11.00% November 1, 2016
53,437	Newport Television LLC/NTV Finance Corp †	23,579
	13.00% March 15, 2017
500,000	News America Holdings Inc	583,372
	9.25% February 1, 2013
55,581	Nexstar Broadcasting Inc †	41,755
	7.00% January 15, 2014
19,000	Nexstar Broadcasting Inc	14,274
	7.00% January 15, 2014
50,000	Regal Cinemas Corp	52,000
	8.63% July 15, 2019
200,000	Time Warner Cable Inc	210,135
	5.85% May 1, 2017
250,000	Time Warner Cable Inc	304,694
	8.75% February 14, 2019
315,000	Time Warner Inc	334,428
	5.50% November 15, 2011
50,000	Time Warner Inc	52,975
	6.75% April 15, 2011
50,000	Truvo Subsidiary Corp † ^	4,000
	8.38% December 1, 2014
52,625	Umbrella Acquisition Inc † §	46,113
	9.75% March 15, 2015
50,000	Videotron Ltee †	55,000
	9.13% April 15, 2018
50,000	Videotron Ltee	48,875
	6.38% December 15, 2015
75,000	Visant Holding Corp	77,437
	10.25% December 1, 2013
275,000	Visant Holding Corp	282,562
	8.75% December 1, 2013
350,000	Walt Disney Co	373,039
	5.70% July 15, 2011
50,000	XM Satellite Radio Inc †	54,313
	13.00% August 1, 2013
		$4,618,518

Building Materials --- 0.13%
50,000	Associated Materials LLC/Associated Materials Finance Inc †	52,750
	9.88% November 15, 2016
75,000	Goodman Global Group Inc † **	42,563
	Zero Coupon
	11.75% December 15, 2014
50,000	Goodman Global Inc	55,312
	13.50% February 15, 2016
50,222	Nortek Inc	52,482
	11.00% December 1, 2013
50,000	Ply Gem Industries Inc	50,000
	11.75% June 15, 2013
		$253,107

Chemicals --- 1.31%
384,000	Albemarle Corp	382,851
	5.10% February 1, 2015
50,000	Ashland Inc †	54,875
	9.13% June 1, 2017
50,000	Chemtura Corp ‡ ^ @	53,000
	6.88% June 1, 2016
500,000	Dow Chemical Co	596,572
	8.55% May 15, 2019
325,000	EI du Pont de Nemours & Co	348,054
	5.00% January 15, 2013
50,000	Hexion US Finance Corp/Hexion Nova Scotia Finance ULC	49,000
	9.75% November 15, 2014
75,000	Huntsman International LLC †	66,563
	5.50% June 30, 2016
50,000	Koppers Inc †	50,500
	7.88% December 1, 2019
50,000	Nalco Co †	53,125
	8.25% May 15, 2017
100,000	Nalco Co	103,000
	8.88% November 15, 2013
250,000	Praxair Inc	265,889
	4.63% March 30, 2015
200,000	Rohm & Haas Co	206,386
	6.00% September 15, 2017
225,000	RPM International Inc	230,094
	6.50% February 15, 2018
50,000	Solutia Inc	52,062
	8.75% November 1, 2017
		$2,511,971

Commercial Mortgage Backed --- 5.86%
500,000	Banc of America Commercial Mortgage Inc *	441,002
	Series 2007-4 Class A4
	5.74% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,935,498
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust *	2,417,125
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,843,525
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp *	449,957
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,189,940
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
750,000	LB-UBS Commercial Mortgage Trust *	694,220
	Series 2008-C1 Class A2
	6.15% April 15, 2041
200,000	Merrill Lynch Mortgage Trust *	145,202
	Series MLMT2008-C1 Class AM
	6.27% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	199,711
	Series MLMT 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust *	813,482
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I *	668,584
	Series 2007-IQ15 Class A4
	5.88% June 11, 2049
440,000	Morgan Stanley Capital I	408,299
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
		$11,206,545

Communications - Equipment --- 0.46%
50,000	CC Holdings GS V LLC/Crown Castle GS III Corp †	53,250
	7.75% May 1, 2017
100,000	Cisco Systems Inc	109,790
	5.50% February 22, 2016
275,000	Cisco Systems Inc	288,565
	5.25% February 22, 2011
400,000	Harris Corp	424,142
	5.95% December 1, 2017
		$875,747

Computer Hardware & Systems --- 1.01%
75,000	Activant Solutions Inc	70,781
	9.50% May 1, 2016
500,000	Dell Inc	540,711
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	167,608
	6.13% March 1, 2014
200,000	Hewlett-Packard Co	213,273
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	187,742
	5.25% March 1, 2012
500,000	International Business Machines Corp	610,572
	7.63% October 15, 2018
100,000	Seagate Technology HDD Holdings	96,750
	6.80% October 1, 2016
50,000	Viasystems Inc †	53,563
	12.00% January 15, 2015
		$1,941,000

Computer Software & Services --- 0.53%
100,000	BMC Software Inc	108,905
	7.25% June 1, 2018
75,000	CompuCom Systems Inc †	76,219
	12.50% October 1, 2015
50,000	GXS Worldwide Inc †	49,125
	9.75% June 15, 2015
50,000	JDA Software Group Inc †	51,000
	8.00% December 15, 2014
100,000	Oracle Corp	109,809
	6.50% April 15, 2038
250,000	Oracle Corp	270,296
	5.75% April 15, 2018
50,000	SERENA Software Inc	48,062
	10.38% March 15, 2016
50,000	SS&C Technologies Inc	53,000
	11.75% December 1, 2013
50,000	SunGard Data Systems Inc	55,063
	10.63% May 15, 2015
125,000	SunGard Data Systems Inc	133,125
	10.25% August 15, 2015
50,000	Terremark Worldwide Inc †	55,250
	12.00% June 15, 2017
		$1,009,854

Conglomerates --- 0.57%
850,000	General Electric Co	899,266
	5.00% February 1, 2013
110,000	Koninklijke Philips Electronics NV	117,047
	5.75% March 11, 2018
75,000	Spectrum Brands Inc	73,500
	12.00% August 28, 2019
		$1,089,813

Containers --- 0.31%
50,000	Ball Corp	51,250
	7.13% September 1, 2016
50,000	Berry Plastics Corp	48,625
	8.88% September 15, 2014
50,000	Cascades Inc †	50,750
	7.88% January 15, 2020
100,000	Crown Americas LLC/Crown Americas Capital Corp	103,500
	7.75% November 15, 2015
50,000	Graham Packaging Co LP/GPC Capital Corp I †	49,375
	8.25% January 1, 2017
125,000	Graphic Packaging International Inc	129,062
	9.50% August 15, 2013
50,000	Greif Inc	51,000
	7.75% August 1, 2019
50,000	Rock-Tenn Co	54,313
	9.25% March 15, 2016
50,000	Sealed Air Corp †	53,258
	7.88% June 15, 2017
		$591,133

Distributors --- 0.16%
50,000	Baker & Taylor Inc †	26,937
	11.50% July 1, 2013
50,000	Interline Brands Inc	50,250
	8.13% June 15, 2014
50,000	McJunkin Red Man Corp †	48,875
	9.50% December 15, 2016
100,000	SGS International Inc	101,125
	12.00% December 15, 2013
75,000	VWR Funding Inc	78,000
	10.25% July 15, 2015
		$305,187

Electric Companies --- 2.57%
250,000	Cleveland Electric Illuminating Co	232,879
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	477,239
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	316,385
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	322,396
	6.05% June 15, 2016
100,000	Edison Mission Energy	79,000
	7.00% May 15, 2017
500,000	Exelon Generation Co LLC	527,846
	5.35% January 15, 2014
250,000	FirstEnergy Solutions Corp	252,202
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	321,939
	5.35% June 15, 2013
300,000	MidAmerican Energy Co	316,357
	4.65% October 1, 2014
200,000	Northern States Power Co	209,532
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	515,963
	4.20% March 1, 2011
125,000	PPL Energy Supply LLC	112,136
	6.00% December 15, 2036
350,000	PSE&G Power LLC	374,517
	7.75% April 15, 2011
200,000	Texas Competitive Electric Holdings Co LLC §	162,000
	10.25% November 1, 2015
200,000	Union Electric Co	208,644
	6.00% April 1, 2018
200,000	Virginia Electric & Power Co	215,999
	5.10% November 30, 2012
300,000	Westar Energy Inc	276,753
	5.88% July 15, 2036
		$4,921,787

Electronic Instruments & Equipment --- 0.46%
75,000	Belden Inc	73,031
	7.00% March 15, 2017
90,000	Emerson Electric Co	91,996
	4.88% October 15, 2019
200,000	Emerson Electric Co	214,868
	5.75% November 1, 2011
33,623	FPL Energy National Wind Portfolio LLC †	31,886
	6.13% March 25, 2019
100,000	General Cable Corp	98,250
	7.13% April 1, 2017
120,000	Hubbell Inc	120,859
	5.95% June 1, 2018
185,000	Roper Industries Inc	201,477
	6.63% August 15, 2013
50,000	Sensus USA Inc	51,063
	8.63% December 15, 2013
		$883,430

Electronics - Semiconductor --- 0.24%
50,000	Advanced Micro Devices Inc †	49,812
	8.13% December 15, 2017
50,000	Freescale Semiconductor Inc	45,875
	8.88% December 15, 2014
55,058	Freescale Semiconductor Inc §	48,658
	9.13% December 15, 2014
300,000	KLA-Tencor Corp	315,642
	6.90% May 1, 2018
		$459,987

Engineering & Construction --- 0.14%
75,000	Esco Corp * †	68,344
	4.13% December 15, 2013
200,000	Voto-Votorantim Overseas Trading Operations NV †	200,500
	6.63% September 25, 2019
		$268,844

Financial Services --- 2.64%
250,000	Bank of America Corp	258,933
	5.38% June 15, 2014
400,000	BlackRock Inc	430,089
	6.25% September 15, 2017
500,000	Boeing Capital Corp	546,840
	6.50% February 15, 2012
150,000	Citigroup Inc	149,296
	5.13% May 5, 2014
325,000	Eaton Vance Corp	336,082
	6.50% October 2, 2017
300,000	General Electric Capital Corp	311,640
	4.88% March 4, 2015
192,000	GMAC LLC †	189,120
	6.88% September 15, 2011
88,000	GMAC LLC † §	86,680
	7.00% February 1, 2012
50,000	GMAC LLC †	45,000
	8.00% November 1, 2031
200,000	International Lease Finance Corp	192,107
	4.88% September 1, 2010
250,000	Invesco Ltd	258,945
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	49,632
	6.25% June 15, 2012
50,000	Janus Capital Group Inc	47,128
	6.70% June 15, 2017
500,000	JPMorgan Chase & Co	537,498
	6.00% January 15, 2018
400,000	National Rural Utilities Cooperative Finance Corp	417,401
	5.45% February 1, 2018
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp §	52,000
	10.63% April 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp	50,750
	9.25% April 1, 2015
250,000	State Street Corp	258,702
	4.30% May 30, 2014
200,000	Textron Financial Corp	199,905
	5.40% April 28, 2013
250,000	Textron Financial Corp * †	175,313
	6.00% February 15, 2067
500,000	ZFS Finance USA Trust I * †	455,000
	6.15% December 15, 2065
		$5,048,061

Food & Beverages --- 2.46%
75,000	B&G Foods Inc	76,313
	8.00% October 1, 2011
1,825	B&G Foods Inc	5,658
	12.00% October 30, 2016
500,000	Bacardi Ltd †	569,844
	7.45% April 1, 2014
450,000	Bottling Group LLC	486,830
	5.50% April 1, 2016
50,000	Bumble Bee Foods LLC †	50,125
	7.75% December 15, 2015
100,000	Coca-Cola Co	104,167
	4.88% March 15, 2019
75,000	Constellation Brands Inc	76,031
	7.25% May 15, 2017
400,000	Costco Wholesale Corp	431,505
	5.30% March 15, 2012
100,000	Dean Foods Co	98,000
	7.00% June 1, 2016
50,000	Del Monte Corp †	51,500
	7.50% October 15, 2019
220,000	General Mills Inc	237,920
	5.70% February 15, 2017
300,000	Kellogg Co	314,491
	4.25% March 6, 2013
250,000	Kraft Foods Inc	264,184
	5.25% October 1, 2013
400,000	Kraft Foods Inc	431,092
	6.25% June 1, 2012
75,000	Kroger Co	83,464
	6.90% April 15, 2038
225,000	Kroger Co	237,941
	5.00% April 15, 2013
50,000	M-Foods Holdings Inc †	51,937
	9.75% October 1, 2013
50,000	Michael Foods Inc	51,187
	8.00% November 15, 2013
250,000	PepsiCo Inc	267,042
	4.65% February 15, 2013
100,000	Reddy Ice Holdings Inc	93,000
	10.50% November 1, 2012
50,000	Smithfield Foods Inc †	54,250
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	46,125
	7.75% July 1, 2017
200,000	Sysco Corp	209,231
	4.20% February 12, 2013
50,000	Tyson Foods Inc	57,125
	10.50% March 1, 2014
225,000	Wal-Mart Stores Inc	248,129
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	106,027
	4.25% April 15, 2013
		$4,703,118

Foreign Banks --- 0.05%
100,000	BBVA Bancomer SA *	98,500
	5.38% July 22, 2015
		$98,500

Foreign Governments --- 3.21%
100,000	Banco Nacional de Desenvolvimento Economico e Social †	107,500
	6.50% June 10, 2019
1,015,122	Government of Argentina	758,803
	8.28% December 31, 2033
150,000	Government of Brazil	159,750
	5.88% January 15, 2019
160,000	Government of Brazil	204,400
	8.25% January 20, 2034
200,000	Government of Colombia	225,500
	7.38% January 27, 2017
500,000	Government of Indonesia	490,067
	6.63% February 17, 2037
100,000	Government of Indonesia †	143,500
	11.63% March 4, 2019
301,000	Government of Mexico	317,555
	6.75% September 27, 2034
500,000	Government of Mexico	528,750
	5.95% March 19, 2019
250,000	Government of Mexico §	271,875
	5.88% February 17, 2014
100,000	Government of Panama	113,750
	7.25% March 15, 2015
100,000	Government of Panama	105,500
	6.70% January 26, 2036
100,000	Government of Peru	104,000
	6.55% March 14, 2037
100,000	Government of Poland	109,380
	6.38% July 15, 2019
1,109,200	Government of Russia	1,252,009
	7.50% March 31, 2030
100,000	Government of South Africa	112,250
	6.88% May 27, 2019
100,000	Government of Turkey	110,535
	7.00% September 26, 2016
150,000	Government of Turkey	165,375
	7.38% February 5, 2025
100,000	Government of Turkey	101,750
	6.88% March 17, 2036
300,000	Government of Uruguay	324,750
	7.63% March 21, 2036
650,000	Government of Venezuela	437,125
	9.38% January 13, 2034
		$6,144,124

Gold, Metals & Mining --- 1.26%
200,000	Alcoa Inc	198,861
	5.55% February 1, 2017
315,000	ArcelorMittal	325,028
	6.13% June 1, 2018
250,000	Barrick Gold Corp	281,486
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	270,663
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	532,203
	4.80% April 15, 2013
50,000	Compass Minerals International Inc †	51,500
	8.00% June 1, 2019
100,000	CSN Islands XI Corp †	100,000
	6.88% September 21, 2019
300,000	Newmont Mining Corp	284,412
	5.88% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	107,904
	5.88% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	109,848
	6.50% July 15, 2018
50,000	Teck Resources Ltd	59,750
	10.75% May 15, 2019
75,000	Teck Resources Ltd	87,375
	10.25% May 15, 2016
		$2,409,030

Health Care Related --- 1.20%
400,000	Aetna Inc	419,482
	5.75% June 15, 2011
75,000	AMR HoldCo Inc/EmCare HoldCo Inc	78,750
	10.00% February 15, 2015
50,000	Bausch & Lomb Inc	52,750
	9.88% November 1, 2015
225,000	CIGNA Corp	226,512
	6.35% March 15, 2018
50,000	CRC Health Corp	42,000
	10.75% February 1, 2016
50,000	HCA Inc †	52,063
	7.88% February 15, 2020
50,000	HCA Inc †	53,875
	8.50% April 15, 2019
287,000	HCA Inc	310,677
	9.63% November 15, 2016
50,000	National Mentor Holdings Inc	51,000
	11.25% July 1, 2014
75,000	Omnicare Inc	72,937
	6.88% December 15, 2015
50,000	Psychiatric Solutions Inc †	47,125
	7.75% July 15, 2015
200,000	Quest Diagnostics Inc	219,469
	6.40% July 1, 2017
75,000	United Surgical Partners International Inc	76,500
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	413,179
	6.00% February 15, 2018
100,000	Vanguard Health Holding Co II LLC	103,625
	9.00% October 1, 2014
75,000	Viant Holdings Inc †	74,625
	10.13% July 15, 2017
		$2,294,569

Hotels/Motels --- 0.10%
50,000	Royal Caribbean Cruises Ltd	48,313
	7.25% June 15, 2016
150,000	Wyndham Worldwide Corp	139,739
	6.00% December 1, 2016
		$188,052

Household Goods --- 0.37%
75,000	ALH Finance LLC/ALH Finance Corp	75,000
	8.50% January 15, 2013
75,000	Central Garden & Pet Co	76,031
	9.13% February 1, 2013
100,000	Jarden Corp	99,750
	7.50% May 1, 2017
50,000	JohnsonDiversey Holdings Inc †	50,250
	10.50% May 15, 2020
50,000	JohnsonDiversey Inc †	50,625
	8.25% November 15, 2019
50,000	Norcraft Cos LP/Norcraft Finance Corp †	51,250
	10.50% December 15, 2015
50,000	Sealy Mattress Co †	55,625
	10.88% April 15, 2016
50,000	Sealy Mattress Co	50,000
	8.25% June 15, 2014
200,000	Whirlpool Corp	205,947
	5.50% March 1, 2013
		$714,478

Independent Power Producer --- 0.08%
150,000	NRG Energy Inc	150,187
	7.38% February 1, 2016
		$150,187

Insurance Related --- 2.10%
200,000	ACE INA Holdings Inc	214,623
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	185,725
	5.70% February 15, 2017
375,000	Allstate Corp	394,936
	5.00% August 15, 2014
500,000	AXA SA	581,029
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	321,194
	4.85% January 15, 2015
210,000	Chubb Corp	222,947
	5.75% May 15, 2018
50,000	CNA Financial Corp	50,824
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	99,642
	6.85% April 15, 2016
300,000	Massachusetts Mutual Life Insurance Co †	367,935
	8.88% June 1, 2039
250,000	MetLife Inc	279,960
	6.75% June 1, 2016
100,000	MetLife Inc	111,376
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	158,349
	9.38% August 15, 2039
250,000	Pacific Life Corp †	226,814
	6.60% September 15, 2033
250,000	Pacific Life Global Funding †	261,224
	5.15% April 15, 2013
100,000	Prudential Financial Inc	105,198
	5.15% January 15, 2013
140,000	Prudential Financial Inc	143,508
	6.63% December 1, 2037
275,000	Travelers Cos Inc	297,903
	5.50% December 1, 2015
		$4,023,187

Investment Bank/Brokerage Firm --- 2.24%
525,000	Bear Stearns Cos Inc	602,623
	7.25% February 1, 2018
125,000	Bear Stearns Cos Inc	137,542
	5.70% November 15, 2014
200,000	FMR LLC †	211,080
	7.57% June 15, 2029
450,000	Goldman Sachs Group Inc	481,725
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	212,403
	5.25% October 15, 2013
250,000	Jefferies Group Inc	273,282
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	535,616
	6.05% August 15, 2012
550,000	Morgan Stanley	553,161
	4.75% April 1, 2014
100,000	Morgan Stanley	106,522
	6.00% April 28, 2015
200,000	Morgan Stanley	216,234
	6.63% April 1, 2018
125,000	Nuveen Investments Inc	113,437
	10.50% November 15, 2015
300,000	Raymond James Financial Inc	324,556
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd †	524,790
	5.50% November 16, 2011
		$4,292,971

Leisure & Entertainment --- 0.64%
50,000	American Casino & Entertainment Properties LLC †	42,125
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc †	103,750
	9.25% June 1, 2014
75,000	Cinemark USA Inc †	78,000
	8.63% June 15, 2019
50,000	Easton-Bell Sports Inc †	51,812
	9.75% December 1, 2016
50,000	Fontainebleau Las Vegas Holdings LLC † ‡ @	500
	10.25% June 15, 2015
50,000	Great Canadian Gaming Corp †	48,062
	7.25% February 15, 2015
50,000	Harrah's Operating Co Inc †	52,312
	11.25% June 1, 2017
50,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp †	52,313
	11.25% June 1, 2017
50,000	Herbst Gaming Inc ‡ @ ^	250
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp † ‡ @ ^ ~	0
	0.00% April 1, 2012
75,000	Indianapolis Downs LLC/Indiana Downs Capital Corp †	48,750
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	46,625
	9.75% June 15, 2014
50,000	MGM MIRAGE	57,375
	13.00% November 15, 2013
50,000	MGM MIRAGE †	55,375
	11.13% November 15, 2017
50,000	MGM MIRAGE §	47,375
	8.38% February 1, 2011
75,000	MGM MIRAGE	60,094
	5.88% February 27, 2014
50,000	Peninsula Gaming LLC †	50,250
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC †	49,875
	8.38% August 15, 2015
50,000	Penn National Gaming Inc †	51,125
	8.75% August 15, 2019
50,000	Penn National Gaming Inc	48,313
	6.75% March 1, 2015
50,000	San Pasqual Casino †	46,750
	8.00% September 15, 2013
50,000	Seminole Hard Rock Entertainment Inc * †	41,187
	2.75% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	42,411
	7.80% October 1, 2020
50,000	Shingle Springs Tribal Gaming Authority †	38,000
	9.38% June 15, 2015
50,000	Tunica Biloxi Gaming Authority †	45,063
	9.00% November 15, 2015
75,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp	72,469
	6.63% December 1, 2014
		$1,230,161

Machinery --- 0.85%
350,000	Caterpillar Inc	404,751
	7.00% December 15, 2013
320,000	Dover Corp	338,591
	5.45% March 15, 2018
200,000	Harsco Corp	196,862
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	266,015
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	46,250
	7.38% June 1, 2017
50,000	Navistar International Corp	51,250
	8.25% November 1, 2021
50,000	SPX Corp	51,500
	7.63% December 15, 2014
250,000	Timken Co	263,092
	6.00% September 15, 2014
		$1,618,311

Manufacturing --- 0.13%
32,000	SMART Modular Technologies WWH Inc *	30,080
	5.75% April 1, 2012
200,000	Tyco Electronics Group SA	209,195
	5.95% January 15, 2014
		$239,275

Medical Products --- 0.28%
50,000	Accellent Inc	48,125
	10.50% December 1, 2013
150,000	Biomet Inc	165,750
	11.63% October 15, 2017
145,000	Covidien International Finance SA	156,900
	5.45% October 15, 2012
50,000	Inverness Medical Innovations Inc	49,000
	7.88% February 1, 2016
50,000	Inverness Medical Innovations Inc	51,250
	9.00% May 15, 2016
75,000	Universal Hospital Services Inc	73,875
	8.50% June 1, 2015
		$544,900

Miscellaneous --- 0.54%
50,000	American Achievement Corp †	49,875
	8.25% April 1, 2012
150,000	ARAMARK Corp	154,500
	8.50% February 1, 2015
50,000	Ceridian Corp	47,687
	11.25% November 15, 2015
50,000	Global Cash Access Inc/Global Cash Finance Corp	49,812
	8.75% March 15, 2012
250,000	Hutchison Whampoa International Ltd †	287,268
	7.63% April 9, 2019
75,000	Kansas City Southern Railway	77,719
	8.00% June 1, 2015
100,000	KAR Auction Services Inc	107,000
	10.00% May 1, 2015
100,000	Rainbow National Services LLC †	105,500
	10.38% September 1, 2014
100,000	Reynolds Group Issuer Inc/Reynolds Group Issuer LLC †	102,250
	7.75% October 15, 2016
50,000	Stena AB	48,125
	7.50% November 1, 2013
		$1,029,736

Office Equipment & Supplies --- 0.03%
50,000	Interface Inc	55,875
	11.38% November 1, 2013
		$55,875

Oil & Gas --- 3.51%
300,000	Anadarko Petroleum Corp	324,509
	5.95% September 15, 2016
50,000	Aquilex Holdings LLC/Aquilex Finance Corp †	49,875
	11.13% December 15, 2016
50,000	BASiC Energy Services Inc	41,625
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	391,693
	5.85% February 1, 2035
200,000	Chesapeake Energy Corp	200,000
	6.88% January 15, 2016
50,000	Cie Generale de Geophysique-Veritas	49,625
	7.75% May 15, 2017
130,000	Conoco Funding Co	150,638
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	542,976
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	319,503
	5.00% December 1, 2014
50,000	Ecopetrol SA	55,425
	7.63% July 23, 2019
50,000	El Paso Corp	47,072
	7.80% August 1, 2031
155,000	Enbridge Inc	161,119
	5.60% April 1, 2017
50,000	Forest Oil Corp	49,375
	7.25% June 15, 2019
100,000	Gaz Capital SA for Gazprom	109,750
	8.63% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co †	49,000
	7.75% November 1, 2015
100,000	Holly Energy Partners LP	95,500
	6.25% March 1, 2015
150,000	Husky Energy Inc	159,794
	6.15% June 15, 2019
600,000	Husky Oil Ltd	676,984
	7.55% November 15, 2016
200,000	Kinder Morgan Energy Partners LP	211,843
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	269,044
	5.85% September 15, 2012
50,000	Linn Energy LLC †	56,125
	11.75% May 15, 2017
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	103,000
	8.75% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	111,300
	9.63% March 1, 2013
150,000	Pacific Rubiales Energy Corp †	157,500
	8.75% November 10, 2016
200,000	PEMEX Project Funding Master Trust	211,000
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	115,281
	7.88% March 15, 2019
200,000	Petroleos Mexicanos †	199,260
	4.88% March 15, 2015
75,000	Plains Exploration & Production Co	76,312
	7.75% June 15, 2015
83,350	Qatar Petroleum †	85,639
	5.58% May 30, 2011
50,000	Regency Energy Partners LP/Regency Energy Finance Corp †	53,250
	9.38% June 1, 2016
50,000	Regency Energy Partners LP/Regency Energy Finance Corp	51,750
	8.38% December 15, 2013
50,000	SandRidge Energy Inc †	49,125
	8.00% June 1, 2018
250,000	Spectra Energy Capital LLC	268,803
	6.25% February 15, 2013
150,000	Valero Energy Corp	178,410
	9.38% March 15, 2019
50,000	Valero Energy Corp	51,054
	4.75% April 1, 2014
50,000	Valero Energy Corp	54,594
	6.88% April 15, 2012
150,000	Valero Energy Corp	154,257
	7.50% April 15, 2032
100,000	Weatherford International Ltd	100,696
	6.00% March 15, 2018
40,000	Weatherford International Ltd	40,538
	7.00% March 15, 2038
155,000	XTO Energy Inc	175,512
	6.25% August 1, 2017
300,000	XTO Energy Inc	336,579
	6.38% June 15, 2038
105,000	XTO Energy Inc	123,679
	6.75% August 1, 2037
		$6,709,014

Paper & Forest Products --- 0.53%
75,000	Boise Paper Holdings LLC/Boise Finance Co †	77,719
	9.00% November 1, 2017
50,000	Clearwater Paper Corp †	55,812
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC †	132,500
	8.25% May 1, 2016
250,000	International Paper Co	280,118
	7.50% August 15, 2021
50,000	NewPage Corp †	50,500
	11.38% December 31, 2014
50,000	NewPage Corp	25,312
	12.00% May 1, 2013
100,000	PE Paper Escrow GmbH †	110,500
	12.00% August 1, 2014
300,000	Weyerhaeuser Co	284,422
	7.38% March 15, 2032
		$1,016,883

Personal Loans --- 1.39%
400,000	American Express Credit Corp	429,264
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	359,607
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	295,417
	8.80% July 15, 2019
250,000	Capital One Financial Corp	283,058
	7.38% May 23, 2014
75,000	Ford Motor Credit Co LLC	75,100
	8.00% December 15, 2016
250,000	Ford Motor Credit Co LLC	261,755
	9.88% August 10, 2011
500,000	HSBC Finance Capital Trust IX *	410,000
	7.55% November 30, 2035
200,000	HSBC Finance Corp	217,472
	7.00% May 15, 2012
320,000	HSBC Finance Corp	323,369
	4.75% April 15, 2010
		$2,655,042

Pharmaceuticals --- 0.45%
350,000	Abbott Laboratories	382,534
	5.15% November 30, 2012
300,000	Eli Lilly & Co	317,645
	5.20% March 15, 2017
150,000	Pharmacia Corp	168,753
	6.50% December 1, 2018
		$868,932

Pollution Control --- 0.41%
50,000	Aleris International Inc ‡	261
	9.00% December 15, 2014
750,000	Republic Services Inc	791,176
	6.75% August 15, 2011
		$791,437

Printing & Publishing --- 0.14%
100,000	Dex Media West LLC/Dex Media West Finance Co ‡ @	31,500
	9.88% August 15, 2013
50,000	Idearc Inc ‡	3,500
	8.00% November 15, 2016
100,000	MediMedia USA Inc †	84,000
	11.38% November 15, 2014
75,000	Nielsen Finance LLC/Nielsen Finance Co	83,812
	11.50% May 1, 2016
50,000	Nielsen Finance LLC/Nielsen Finance Co	56,188
	11.63% February 1, 2014
75,000	Reader's Digest Association Inc ‡ @	844
	9.00% February 15, 2017
		$259,844

Railroads --- 0.70%
375,000	Burlington Northern Santa Fe Corp	391,491
	4.88% January 15, 2015
400,000	Norfolk Southern Corp	422,622
	6.75% February 15, 2011
500,000	Union Pacific Corp	519,185
	4.88% January 15, 2015
		$1,333,298

Real Estate --- 0.45%
300,000	AMB Property LP	308,208
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	253,611
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	50,812
	7.13% November 1, 2013
50,000	Host Hotels & Resorts LP	50,313
	6.88% November 1, 2014
100,000	Simon Property Group LP	101,599
	6.13% May 30, 2018
100,000	Ventas Realty LP/Ventas Capital Corp	96,500
	6.50% June 1, 2016
		$861,043

Restaurants --- 0.07%
50,000	Dave & Buster's Inc	51,875
	11.25% March 15, 2014
75,000	NPC International Inc	74,250
	9.50% May 1, 2014
		$126,125

Retail --- 0.80%
175,000	Best Buy Co Inc	192,254
	6.75% July 15, 2013
100,000	CVS Caremark Corp	105,541
	5.75% June 1, 2017
47,000	Dollar General Corp	54,285
	11.88% July 15, 2017
75,000	General Nutrition Centers Inc *	69,937
	5.18% March 15, 2014
100,000	Inergy LP/Inergy Finance Corp	98,750
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	197,250
	5.75% February 15, 2018
50,000	Limited Brands Inc †	54,375
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	66,000
	6.90% April 1, 2029
50,000	NBC Acquisition Corp	30,750
	11.00% March 15, 2013
75,000	Nebraska Book Co Inc	64,500
	8.63% March 15, 2012
50,000	Nebraska Book Co Inc †	50,625
	10.00% December 1, 2011
50,000	QVC Inc †	51,000
	7.50% October 1, 2019
75,000	Sally Holdings LLC/Sally Capital Inc §	80,625
	10.50% November 15, 2016
300,000	Target Corp	325,055
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC †	82,125
	10.75% July 15, 2017
		$1,523,072

Specialized Services --- 0.78%
50,000	AAC Group Holding Corp †	50,125
	10.25% October 1, 2012
75,000	Altegrity Inc †	66,938
	10.50% November 1, 2015
300,000	Capital One Capital IV *	249,000
	6.75% February 17, 2037
175,000	Capital One Capital V	203,438
	10.25% August 15, 2039
75,000	CEVA Group PLC †	71,250
	10.00% September 1, 2014
15,000	Education Management LLC/Education Management Finance Corp §	16,050
	10.25% June 1, 2016
75,000	Fox Acquisition Sub LLC †	58,031
	13.38% July 15, 2016
50,000	Geo Group Inc †	51,187
	7.75% October 15, 2017
100,000	Inmarsat Finance PLC †	102,250
	7.38% December 1, 2017
100,000	Knowledge Learning Corp †	96,000
	7.75% February 1, 2015
75,000	Lender Processing Services Inc	79,781
	8.13% July 1, 2016
50,000	Petroplus Finance Ltd †	45,000
	7.00% May 1, 2017
50,000	R H Donnelley Corp ‡ @	4,687
	6.88% January 15, 2013
75,000	Reliance Intermediate Holdings LP †	78,094
	9.50% December 15, 2019
75,000	RSC Equipment Rental Inc †	81,562
	10.00% July 15, 2017
50,000	Southern Star Central Corp	48,250
	6.75% March 1, 2016
50,000	Stream Global Services Inc †	50,563
	11.25% October 1, 2014
50,000	Universal City Development Partners Ltd †	48,938
	8.88% November 15, 2015
100,000	Yankee Acquisition Corp §	98,500
	9.75% February 15, 2017
		$1,499,644

Supranationals --- 0.15%
250,000	Corporacion Andina de Fomento	288,870
	8.13% June 4, 2019
		$288,870

Telephone & Telecommunications --- 3.47%
250,000	America Movil SAB de CV	263,762
	5.75% January 15, 2015
200,000	America Movil SAB de CV †	195,556
	5.00% October 16, 2019
540,000	AT&T Inc	580,856
	5.10% September 15, 2014
450,000	AT&T Inc	507,711
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	387,693
	8.75% March 1, 2031
250,000	CenturyTel Inc	255,592
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	314,594
	4.88% July 8, 2014
100,000	Digicel Group Ltd †	111,000
	12.00% April 1, 2014
104,000	Digicel Group Ltd †	102,440
	9.13% January 15, 2015
250,000	Intelsat Intermediate Holding Co Ltd ††	256,875
	Step Bond 0% - 9.50%
	8.62% February 1, 2015
125,000	Intelsat Jackson Holdings Ltd	135,312
	11.25% June 15, 2016
125,000	MetroPCS Wireless Inc	126,563
	9.25% November 1, 2014
100,000	Nextel Communications Inc	97,250
	7.38% August 1, 2015
75,000	Qwest Corp	80,625
	8.88% March 15, 2012
350,000	Rogers Communications Inc	391,973
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc †	52,250
	8.00% August 15, 2016
250,000	Sprint Capital Corp	230,000
	6.90% May 1, 2019
50,000	Sprint Nextel Corp	51,000
	8.38% August 15, 2017
280,000	Telecom Italia Capital SA	286,579
	4.88% October 1, 2010
250,000	Telefonica Emisiones SAU	270,117
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	342,570
	7.05% June 20, 2036
575,000	Verizon Communications Inc	624,973
	6.10% April 15, 2018
200,000	Verizon Global Funding Corp	211,355
	7.25% December 1, 2010
75,000	Virgin Media Finance PLC	80,531
	9.50% August 15, 2016
150,000	Vodafone Group PLC	160,039
	5.35% February 27, 2012
200,000	Vodafone Group PLC	212,434
	5.63% February 27, 2017
75,000	West Corp	78,375
	11.00% October 15, 2016
125,000	West Corp	126,875
	9.50% October 15, 2014
100,000	Wind Acquisition Finance SA †	109,250
	11.75% July 15, 2017
		$6,644,150

Textiles --- 0.08%
50,000	Hanesbrands Inc	50,937
	8.00% December 15, 2016
100,000	Phillips-Van Heusen Corp	102,000
	8.13% May 1, 2013
		$152,937

Tobacco --- 0.42%
100,000	Altria Group Inc	121,863
	9.25% August 6, 2019
450,000	Philip Morris International Inc	473,211
	5.65% May 16, 2018
200,000	Reynolds American Inc	217,456
	7.75% June 1, 2018
		$812,530

Transportation --- 0.05%
50,000	Hertz Corp §	53,375
	10.50% January 1, 2016
50,000	Hertz Corp	51,125
	8.88% January 1, 2014
		$104,500

U.S. Governments --- 9.77%
7,000,000	United States of America	6,856,171
	1.88% April 30, 2014
5,000,000	United States of America	4,844,920
	2.63% April 30, 2016
3,000,000	United States of America	3,021,798
	2.63% June 30, 2014
1,500,000	United States of America	1,468,829
	4.50% May 15, 2038
2,500,000	United States of America	2,345,313
	4.25% May 15, 2039
150,000	United States of America	159,937
	4.13% May 15, 2015
		$18,696,968

Utilities --- 0.41%
100,000	AmeriGas Partners LP	100,000
	7.25% May 20, 2015
250,000	Sempra Energy	312,030
	9.80% February 15, 2019
350,000	Southern California Gas Co	381,427
	5.50% March 15, 2014
		$793,457

TOTAL BONDS --- 92.02%		$176,121,781
(Cost $171,627,401)

COMMON STOCK

Shares		Value ($)

Building Materials --- 0.00%
50	Nortek Inc ‡‡	1,750

TOTAL COMMON STOCK --- 0.00%		$1,750
(Cost $1,267)

PREFERRED STOCK

Shares		Value ($)

Banks --- 0.02%
43	GMAC Inc † ‡‡	28,342

TOTAL PREFERRED STOCK --- 0.02%		$28,342
(Cost $10,750)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

841,953	BNP Paribas Securities Corp	841,953
	Repurchase Agreement
	0.01% January 4, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.44%		$841,953
(Cost $841,953)

OTHER ASSETS & LIABILITIES --- 7.52%		$14,395,309

TOTAL NET ASSETS --- 100%		$191,389,135
(Cost $172,481,371)

Legend

*	Represents the current interest rate for variable rate security.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	Security in default at December 31, 2009.
@	Security in bankruptcy at December 31, 2009
§	A portion or all of the security is on loan at December 31, 2009.
^	Illiquid security
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
~	Security has no market value at December 31, 2009.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2009.
‡‡
Non-income Producing Security

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See notes to financial statements.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                          CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                          EXHIBITS.

(a)                (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010